As filed with the Securities and Exchange Commission on May 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Biofuel: 3.3%
26,900	Cosan SA Industria e Comercio	$333,909

	Efficiency: 36.1%
767,000	Boer Power Holdings	257,591
18,830	CENTROTEC Sustainable AG	361,582
8,302	Johnson Controls Inc.	349,680
10,820	Kingspan Group PLC	343,398
43,315	Nibe Industrier AB - B Shares	346,350
13,190	Prysmian SpA	348,682
30,800	Ricardo PLC	335,920
4,610	Schneider Electric SE	337,519
8,100	Sensata Technologies Holding*	353,727
374,000	Tianneng Power International	339,759
576,000	Wasion Group Holdings Ltd.	303,138
		3,677,346
	Geothermal: 3.1%
5,659	Ormat Technologies Inc.	323,016

	Hydro: 7.0%
95,804	Cia Energetica de Minas Gerais - ADR	315,195
22,448	Iniziative Bresciane - Inbre - SpA	396,811
		712,006
	Solar: 22.4%
26,800	Canadian Solar Inc.*	328,836
692,400	China Singyes Solar Technologies Holdings Ltd.	311,832
10,200	First Solar Inc.*	276,420
69,700	JA Solar Holdings Co., Ltd. - ADR*	455,838
21,200	Jinkosolar Holdings Co., - ADR*	351,284
40,250	SunPower Corp. - Class B*	245,525
962,000	Xinyi Solar Holdings Ltd.	306,988
		2,276,723
	Wind: 28.0%
22,787	Boralex Inc. - Class A	367,717
2,931,000	China Datang Corp. Renewable Power Co., Ltd. - H Shares	301,718
384,000	China Longyuan Power Group Corp. - H Shares	298,444
1,693,000	China Suntien Green Energy Corp. Ltd. - H Shares	326,771
6,950,000	Concord New Energy Group Ltd.	353,246
91,167	Good Energy Group PLC	296,409
914,000	Huaneng Renewables Corp. Ltd. - H Shares	316,369
607,763	Mytrah Energy Ltd.*	190,367
28,470	Senvion S.A.*	393,315
		2,844,356

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Total Common Stocks	$10,167,356
	(cost $13,939,345)

	Total Investments in Securities	10,167,356
	(cost $13,939,345): 99.9%

	Other Assets less Liabilities: 0.1%	1,500

	Net Assets: 100.0%	$10,168,856

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Australia: 3.1%
31,524	Sonic Healthcare Ltd.	$532,746

	China: 45.0%
47,500	AAC Technologies Holdings Inc.	555,893
144,500	Anhui Conch Cement Co., Ltd. - H Shares	490,870
666,000	China Construction Bank Corp. - H Shares	535,611
592,000	China Lesso Group Holdings Ltd.	500,475
189,000	China Merchants Bank Co., Ltd. - H Shares	499,768
425,000	China Minsheng Banking Corp. Ltd. - H Shares	453,902
374,000	CNOOC Ltd.	446,596
315,000	Geely Automobile Holdings Ltd.	482,339
762,000	Lenovo Group Ltd.	502,019
2,000	NetEase Inc. - ADR	568,000
11,000	New Oriental Education & Technology Group Inc.*	664,180
286,000	PICC Property & Casualty Co., Ltd. - H Shares	440,878
484,000	Shenzhen Expressway Co., Ltd. - H Shares	438,443
595,000	Sino Biopharmaceutical Ltd.	489,996
19,200	Tencent Holdings Ltd.	550,442
		7,619,412
	Hong Kong: 3.1%
380,000	Chen Hsong Holdings	102,683
982,000	Li & Fung Ltd.	425,830
		528,513
	Japan: 3.0%
30,000	Relo Holdings, Inc.	497,440

	Singapore: 2.9%
35,852	DBS Group Holdings	497,215

	South Korea: 12.0%
64,220	Hanon Systems	532,917
2,105	Hyundai Mobis Co., Ltd.	452,698
5,530	KT&G Corp.	482,138
301	Samsung Electronics Co., Ltd.	554,467
		2,022,220
	Taiwan: 15.9%
59,000	Catcher Technology Co., Ltd.	583,340
3,500	Largan Precision Co., Ltd.	551,372
135,000	Novatek Microelectronics Corp.	522,782
2	Shin Zu Shing Co., Ltd.	6
25,000	St Shine Optical Co., Ltd.	506,715
83,000	Taiwan Semiconductor Manufacturing Co., Ltd.	516,998
		2,681,213

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Thailand: 11.9%
86,700	Electricity Generating PCL/Foreign	$539,943
219,200	Glow Energy PCL/Foreign	526,271
1,278,400	LPN Development PCL/Foreign	450,160
44,400	PTT PCL/Foreign	500,045
		2,016,419

	United States: 3.0%
8,900	QUALCOMM Inc.	510,326

	Total Common Stocks	16,905,504
	(cost $12,732,714)

	Total Investments in Securities	16,905,504
	(cost $12,732,714): 99.9%

	Other Assets less Liabilities: 0.1%	6,279

	Net Assets: 100.0%	$16,911,783

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Australia: 8.6%
54,550	Henderson Group PLC	$158,786
8,497	JB Hi-Fi Ltd.	160,345
9,423	Sonic Healthcare Ltd.	159,246
		478,377
	China: 24.6%
13,000	AAC Technologies Holdings Inc.	152,139
239,000	Belle International Holdings Ltd.	155,305
186,000	China Construction Bank Corp. - H Shares	149,585
229,000	China Lilang Ltd.	152,343
56,500	China Merchants Bank Co., Ltd. - H Shares	149,402
143,400	China Minsheng Banking Corp. Ltd. - H Shares	153,152
14,000	China Mobile Ltd.	153,214
231,000	Industrial & Commercial Bank of China Ltd. - H Shares	150,998
193,400	Yangzijiang Shipbuilding Holdings Ltd.	156,230
		1,372,368
	Hong Kong: 13.5%
37,500	BOC Hong Kong Holdings Ltd.	153,204
323,000	Li & Fung Ltd.	140,064
21,500	Link REIT/The	150,637
50,000	Luk Fook Holdings International Ltd.	158,914
134,000	Pacific Textiles Holdings Ltd.	148,285
		751,104
	Japan: 2.7%
9,000	Relo Holdings Inc.	149,232

	Singapore: 8.8%
91,400	Ascendas Real Estate Investment Trust - REIT	164,655
110,000	CapitaMall Trust - REIT	154,913
12,308	DBS Group Holdings	170,694
		490,262
	South Korea: 5.5%
18,100	Hanon Systems	150,199
1,780	KT&G Corp.	155,191
		305,390

	Taiwan: 19.6%
15,000	Asustek Computer Inc.	148,307
16,000	Catcher Technology Co., Ltd.	158,194
51,147	Hon Hai Precision Industry Co., Ltd.	153,395
1,100	Largan Precision Co., Ltd.	173,288
40,000	Novatek Microelectronics Corp.	154,898
8,000	St Shine Optical Co., Ltd.	162,149
23,000	Taiwan Semiconductor Manufacturing Co., Ltd.	143,264
		1,093,495

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Thailand: 11.1%
64,800	Delta Electronics Thailand PCL/Foreign	$165,006
449,200	LPN Development PCL/Foreign	158,176
12,500	PTT PCL/Foreign	140,778
73,800	Tisco Financial Group PCL/Foreign	154,097
		618,057
	United States: 5.5%
2,100	Aflac Inc.	152,082
2,700	QUALCOMM Inc.	154,818
		306,900

	Total Common Stocks	5,565,185
	(cost $4,967,082)

	Total Investments in Securities	5,565,185
	(cost $4,967,082): 99.9%

	Other Assets less Liabilities: 0.1%	7,967

	Net Assets: 100.0%	$5,573,152

NVDR - Non-Voting Depository Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Appliances: 3.0%
838,000	Haier Electronics Group Co., Ltd.	$1,919,372

	Auto/Truck Parts & Equipment: 3.1%
1,130,240	Weichai Power Co., Ltd. - H Shares	1,995,354

	Auto - Cars/Light Trucks: 2.9%
1,225,000	Geely Automobile Holdings Ltd.	1,875,764

	Building Products: 5.8%
538,500	Anhui Conch Cement Co., Ltd. - H Shares	1,829,299
2,293,000	China Lesso Group Holdings Ltd.	1,938,495
		3,767,794
	Casino Hotels: 3.4%
399,000	Galaxy Entertainment Group Ltd.	2,184,578

	Cellular Telecommunications: 3.1%
181,500	China Mobile Ltd.	1,986,306

	Commercial Banks: 15.8%
564,500	BOC Hong Kong Holdings Ltd.	2,306,231
2,661,670	China Construction Bank Corp. - H Shares	2,140,570
746,500	China Merchants Bank Co., Ltd. - H Shares	1,973,953
1,803,000	China Minsheng Banking Corp., Ltd.	1,925,613
2,960,330	Industrial & Commercial Bank of China Ltd. - H Shares	1,935,080
		10,281,447
	Computers: 2.9%
2,880,000	Lenovo Group Ltd.	1,897,394

	Computers Integrated Systems: 2.8%
2,847,000	PAX Global Technologies	1,817,039

	Electronic Component - Miscellaneous: 7.1%
187,000	AAC Technologies Holdings Inc.	2,188,464
6,780,000	Tongda Group Holdings Ltd.	2,390,426
		4,578,890

	Industrial Automation: 2.8%
108,700	Hollysys Automation Technologies Ltd.	1,840,291

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Insurance: 5.8%
1,224,000	PICC Property & Casualty Co., Ltd. - H Shares	$1,886,833
336,000	Ping An Insurance Group Company of China Ltd. - H Shares	1,880,718
		3,767,551
	Internet Application Software: 3.5%
78,900	Tencent Holdings Ltd.	2,261,973

	Internet Content - Entertainment: 3.4%
7,875	NetEase Inc. - ADR	2,236,500

	Machinery - General Industries: 1.0%
2,430,000	Chen Hsong Holdings	656,630

	Oil Company - Exploration & Production: 2.7%
1,461,000	CNOOC Ltd.	1,744,590

	Pharmaceuticals: 3.1%
2,479,000	Sino Biopharmaceutical Ltd.	2,041,511

	Public Thoroughfares: 3.1%
2,200,000	Shenzhen Expressway Co., Ltd. - H Shares	1,992,923

	Real Estate Operations/Development: 3.0%
676,000	China Overseas Land & Investments Ltd.	1,931,056

	Retail - Apparel/Shoe: 6.0%
3,161,000	Belle International Holdings Ltd.	2,054,050
2,803,000	China Lilang Ltd.	1,864,699
		3,918,749
	Schools: 3.8%
40,900	New Oriental Education & Technology Group Inc.*	2,469,542

	Semiconductor Component-Integrated Circut: 2.9%
33,300	QUALCOMM Inc.	1,909,422

	Shipbuilding: 1.4%
1,145,800	Yangzijiang Shipbuilding Holdings Ltd.	925,585

	Telecommunication Equipment: 3.2%
172,900	VTech Holdings Ltd.	2,066,835

	Textile-Products: 3.0%
1,742,000	Pacific Textiles Holdings Ltd.	1,927,710

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Total Common Stocks	$63,994,806
	(cost $50,482,308)

	Total Investments in Securities	63,994,806
	(cost $50,482,308): 98.6%

	Other Assets less Liabilities: 1.4%	910,312

	Net Assets: 100.0%	$64,905,118

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	Australia: 3.0%
14,130	Sonic Healthcare Ltd.	$238,793

	Denmark: 2.9%
6,800	Novo Nordisk A/S	233,538

	France: 8.5%
3,480	Danone SA	236,707
3,190	Schneider Electric SE	233,554
4,280	Total SA	216,493
		686,754
	Germany: 3.1%
2,690	Deutsche Boerse AG	246,535

	Israel: 2.3%
5,820	Teva Pharmaceutical Industries Ltd. - ADR	186,764

	Japan: 2.5%
6,300	Japan Tobacco Inc.	204,737

	Netherlands: 5.5%
4,030	Randstad Holding NV	232,587
7,960	Royal Dutch Shell PLC - Class A	209,024
		441,611
	South Africa: 3.0%
21,080	Vodacom Group Ltd.	238,827

	Switzerland: 3.2%
1,000	Roche Holding AG	255,379

	United Kingdom: 15.4%
30,740	BAE Systems PLC	247,454
5,040	Imperial Tobacco Group PLC	244,186
22,712	NEX Group PLC	161,772
18,559	TP ICAP PLC	108,008
5,310	Unilever PLC	262,091
9,880	WPP PLC	216,874
		1,240,385
	United States: 51.4%
3,480	AbbVie Inc.	226,757
3,120	Aflac Inc.	225,950
4,220	Arthur J Gallagher & Co.	238,599
6,810	CA Inc.	216,013
7,160	Cisco Systems Inc.	242,008
1,900	CME Group Inc.	225,720
5,240	Coca-Cola Co/The	222,386

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares	Common Stocks: 100.8%	Value

	United States: 51.4% - Continued
3,350	Eaton Corp. PLC	$248,402
1,260	General Dynamics Corp.	235,872
1,840	Illinois Tool Works Inc.	243,745
1,890	Johnson & Johnson	235,399
7,820	Mattel Inc.	200,270
3,810	Merck & Co., Inc.	242,087
3,470	Microsoft Corp.	228,534
2,590	Procter & Gamble Co/The	232,712
1,970	United Technologies Corp.	221,054
4,080	VF Corp.	224,278
3,140	Wal-Mart Stores Inc.	226,331
		4,136,117

	Total Common Stocks	8,109,440
	(cost $7,097,429)

	Total Investments in Securities	8,109,440
	(cost $7,097,429): 100.8%

	Liabilities in Excess of Other Assets: (0.8%)	(63,484)

	Net Assets: 100.0%	$8,045,956

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
 at March 31, 2017 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Energy - Alternate Sources: 1.4%
63,302	JA Solar Holdings Co., Ltd. - ADR*	$413,995
25,300	SunPower Corp.*	154,330
		568,325
	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	49,673

	Oil & Gas - Drilling: 0.3%
4,183,812	Cluff Natural Resources PLC*	136,289

	Oil & Gas - Exploration & Production: 43.0%
27,909	Apache Corp.	1,434,243
41,800	Canadian Natural Resources Ltd.	1,368,554
23,570	Carrizo Oil & Gas Inc.*	675,516
1,319,000	CNOOC Ltd.	1,575,027
33,500	ConocoPhillips	1,670,645
33,600	Devon Energy Corp.	1,401,792
988,710	EnQuest PLC*	520,278
29,543	Hess Corp.	1,424,268
575,230	JKX Oil & Gas PLC*	145,943
37,386	Newfield Exploration Co.*	1,379,917
45,070	Noble Energy Inc.	1,547,704
21,100	Occidental Petroleum Corp.	1,336,896
46,199	Ophir Energy PLC*	49,924
50,500	QEP Resources Inc.	641,855
1,890,000	Sino Gas & Energy Holdings Ltd.*	140,064
249,550	SOCO International PLC	423,656
200,000	Tullow Oil PlC	586,358
41,297	Unit Corp.*	997,736
254,740	WesternZagros Resources Ltd.*	27,776
		17,348,152
	Oil & Gas - Field Services: 8.4%
26,600	Halliburton Co.	1,308,986
93,880	Helix Energy Solutions Group, Inc.*	729,448
17,100	Schlumberger Ltd.	1,335,510
		3,373,944
	Oil & Gas - Integrated: 38.4%
268,340	BP PLC	1,538,299
12,700	Chevron Corp.	1,363,599
85,780	ENI SpA	1,404,681
337,160	Gazprom OAO - ADR	1,507,105
44,801	Imperial Oil Ltd.	1,365,069

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
 at March 31, 2017 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Oil & Gas - Integrated: 38.4% - Continued
34,348	OMV AG	$1,351,558
2,005,000	PetroChina Co., Ltd. - H Shares	1,467,986
52,320	Royal Dutch Shell PLC - Class A	1,373,887
78,650	Statoil ASA	1,343,779
44,876	Suncor Energy, Inc.	1,377,815
27,160	Total SA	1,373,817
		15,467,595

	Oil & Gas - Pipelines and Transportation: 3.7%
36,000	Enbridge Inc.	1,506,240

	Oil Refining & Marketing: 3.3%
20,069	Valero Energy, Corp.	1,330,374

	Total Common Stocks	39,780,592
	(cost $46,978,158)

	Total Investments in Securities	39,780,592
	(cost $46,978,158): 98.6%
	.
	Other Assets less Liabilities: 1.4%	565,252

	Net Assets: 100.0%	$40,345,844

*	Non-income producing security.
ADR - American Depository Receipt
PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
 at March 31, 2017 (Unaudited)

Shares	Common Stocks: 100.1%	Value

	Aerospace/Defense: 3.7%
36,540	Boeing Co.	$6,462,464

	Application Software: 3.6%
62,700	Check Point Software Technologies Ltd.*	6,436,782

	Athletic Footwear: 3.3%
104,000	NIKE Inc.	5,795,920

	Cable/Satellite TV: 3.2%
149,660	Comcast Corp. - Class A	5,625,719

	Commercial Services: 3.3%
136,750	Paypal Holdings, Inc.*	5,882,985

	Computers: 6.9%
107,780	Cognizant Technology Solutions Corp. - A Shares*	6,415,066
306,710	Verifone Systems Inc.*	5,744,678
		12,159,744
	Diversified Manufacturing Operations: 10.0%
66,520	Danaher Corp.	5,689,456
78,150	Eaton Corp. PLC	5,794,823
44,180	Siemens AG	6,051,655
		17,535,934
	Electronic Components - Miscelanous: 4.0%
609,500	AAC Technologies Holdings Inc.	7,132,989

	Electronic Components - Semiconductor: 13.3%
300,000	Infineon Technologies AG	6,127,171
143,330	Intel Corp.	5,169,913
50,085	NVIDIA Corp.	5,455,759
7,240	Samsung Electronics Co., Ltd. - GDR	6,642,700
		23,395,543
	Enterprise Software/Services: 3.6%
64,020	SAP SE	6,281,921

	Finance - Other Services: 3.3%
98,650	Intercontinental Exchange, Inc.	5,906,176

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
 at March 31, 2017 (Unaudited)

Shares	Common Stocks: 100.1%	Value

	Industrial Automation/Robot: 3.3%
28,400	FANUC Corp.	$5,821,324

	Investment Management/Advisor Service: 2.8%
550,240	WisdomTree Investments Inc.	4,996,179

	Machinery: 3.3%
28,190	Roper Industries, Inc.	5,820,953

	Medical - Biomedical: 2.8%
72,510	Gilead Sciences, Inc.	4,924,879

	Metal Processors & Fabricators: 3.4%
614,000	Catcher Technology Co., Ltd.	6,070,693

	Networking Products: 3.3%
172,685	Cisco Systems Inc.	5,836,753

	Oil Company - Integrated: 2.7%
61,520	Schlumberger Ltd.	4,804,712

	Pharmaceuticals: 2.7%
82,000	Shire PLC	4,788,614

	Power Conversion/Supply Equipment: 3.2%
77,210	Schneider Electric SE	5,652,895

	Schools: 4.0%
118,100	New Oriental Education & Technology Group Inc.*	7,130,878

	Semiconductor: 7.3%
172,310	Applied Materials Inc.	6,702,859
107,130	QUALCOMM Inc.	6,142,834
		12,845,693
	Web Portals: 3.1%
6,490	Alphabet Inc. - A Shares*	5,502,222

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
 at March 31, 2017 (Unaudited)

Shares	Common Stocks: 100.1%	Value

	Total Common Stocks	$176,811,972
	(cost $147,927,981)

	Total Investments in Securities	176,811,972
	(cost $147,927,981): 100.1%

	Liabilities in Excess of Other Assets: (0.1%)	(103,458)

	Net Assets: 100.0%	$176,708,514

*	Non-income producing security.
GDR - Global Depository Receipt
PLC - Public Limited Company

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2017 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 80.5%	Value

	Computers: 6.1%
1,000,000	Lenovo Group Ltd., 4.950%, 06/10/20	$144,615

	Finance-Diversified: 6.2%
1,000,000	Shenzhen Qianhai Financial Holdings Co., Ltd., 4.550%, 10/28/17	144,720

	Finance - Leasing Company: 6.2%
1,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	144,986

	Machinery: 6.1%
1,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	143,995

	Oil Company - Integrated: 6.0%
1,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	142,447

	Real Estate Operator/Developer: 9.2%
500,000	Global Logistic Properties Ltd., 4.000%, 5/11/18	72,253
1,000,000	New World China Land Ltd., 5.500%, 02/06/18	144,615
		216,868
	Sovereign: 15.2%
500,000	China Government Bond, 1.940%, 8/18/18	70,775
1,000,000	China Government Bond, 3.020%, 06/27/18	144,314
1,000,000	United Kingdom Government Int'l Bond, 2.700%, 10/21/17	143,410
		358,499
	Special Purpose Banks: 9.7%
500,000	Agricultural Development Bank of China, 3.350%, 6/22/2017	72,359
1,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	144,909
80,000	Swedish Export Credit Corp., SEK, 2.500%, 9/25/17	11,484
		228,752
	Supranational Banks: 15.8%
500,000	Asian Development Bank, 2.850%,10/21/20	68,759
700,000	International Bank of Reconstruction & Development, 3.250%, 7/23/18	101,234
700,000	International Finance Corp., 2.000%, 1/18/17	100,876
710,000	International Finance Corp., 3.100%, 9/24/19	102,082
		372,951

	Total Corporate Bonds	1,897,833
	(cost $2,057,065)

	Total Investments in Securities
	(cost $2,057,065): 80.5%	1,897,833
	China Yuan (Offshore): 18.4%	434,095
	Other Assets less Liabilities: 1.1%	26,105
	Net Assets: 100.0%	$2,358,033

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

A.
Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service provider, approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short‑term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.
Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 3 – Federal Income Tax Information
At March 31, 2017, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$13,939,345	$12,732,714	$4,967,082	$50,482,308
Gross unrealized appreciation	559,617	5,378,861	635,780	16,924,708
Gross unrealized depreciation	(4,331,606)	(1,206,070)	(37,678)	(3,412,210)
Net unrealized appreciation (depreciation) on investments	(3,771,989)	4,172,791	598,102	13,512,498

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$7,097,429	$46,978,158	$147,927,981	$2,057,065
Gross unrealized appreciation	1,200,602	4,955,206	38,109,057	2,101
Gross unrealized depreciation	(188,591)	(12,152,772)	(9,225,066)	(161,333)
Net unrealized appreciation (depreciation) on investments	1,012,011	(7,197,566)	28,883,991	(159,232)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Energy	$4,308,638	$-	$-	$4,308,638
Industrial	4,234,703	-	-	4,234,703
Utilities	1,624,015	-	-	1,624,015
Total Investments, at Value	10,167,356	-	-	10,167,356
Total Assets	$10,167,356	$-	$-	$10,167,356

Asia Focus Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$550,442	$-	$-	$550,442
Consumer, Cyclical	1,893,785	-	-	1,893,785
Consumer, Non-cyclical	3,114,217	-	-	3,114,217
Energy	946,641	-	-	946,641
Financial	3,374,974	-	-	3,374,974
Industrial	2,784,639	-	-	2,784,639
Technology	3,174,591	-	-	3,174,591
Utilities	1,066,215	-	-	1,066,215
Total Investments, at Value	16,905,504	-	-	16,905,504
Total Assets	$16,905,504	$-	$-	$16,905,504

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$153,214	$-	$-	$153,214
Consumer, Cyclical	1,065,456	-	-	1,065,456
Consumer, Non-cyclical	476,585	-	-	476,585
Energy	140,778	-	-	140,778
Financial	2,169,613	-	-	2,169,613
Industrial	958,251	-	-	958,251
Technology	601,288	-	-	601,288
Total Investments, at Value	5,565,185	-	-	5,565,185
Total Assets	$5,565,185	$-	$-	$5,565,185

China & Hong Kong Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$6,315,114	$-	$-	$6,315,114
Consumer, Cyclical	13,821,528	-	-	13,821,528
Consumer, Non-cyclical	6,503,976	-	-	6,503,976
Energy	1,744,590	-	-	1,744,590
Financial	15,980,053	-	-	15,980,053
Industrial	11,769,190	-	-	11,769,190
Technology	7,860,355	-	-	7,860,355
Total Investments, at Value	63,994,806	-	-	63,994,806
Total Assets	$63,994,806	$-	$-	$63,994,806

Dividend Builder Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$697,709	$-	$-	$697,709
Consumer, Cyclical	650,879	-	-	650,879
Consumer, Non-cyclical	3,254,123	-	-	3,254,123
Energy	425,516	-	-	425,516
Financial	1,206,585	-	-	1,206,585
Industrial	1,430,081	-	-	1,430,081
Technology	444,547	-	-	444,547
Total Investments, at Value	8,109,440	-	-	8,109,440
Total Assets	$8,109,440	$-	$-	$8,109,440

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Global Energy Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Energy	$39,576,588	$-	$-	$39,576,588
Industrial	204,004	-	-	204,004
Total Investments, at Value	39,780,592	-	-	39,780,592
Total Assets	$39,780,592	$-	$-	$39,780,592

Global Innovators Fund
Assets Table	Level 1	Level 2*	Level 3**	Total
Investments, at Value
Common Stocks[1]
Communications	$16,964,694	$-	$-	$16,964,694
Consumer, Cyclical	5,795,920	-	-	5,795,920
Consumer, Non-cyclical	28,416,812	-	-	28,416,812
Energy	4,804,712	-	-	4,804,712
Financial	10,902,355	-	-	10,902,355
Industrial	48,807,796	-	-	48,807,796
Technology	61,119,683	-	-	61,119,683
Total Investments, at Value	176,811,972	-	-	176,811,972
Total Assets	$176,811,972	$-	$-	$176,811,972

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3**	Total
Investments, at value
Corporate Bonds:
Energy	$-	$142,447	$-	$142,447
Financials	-	578,933	-	578,933
Government	-	887,843	-	887,843
Industrial	-	143,995	-	143,995
Technology	-	144,615	-	144,615
Total Investments, at Value	-	1,897,833	-	1,897,833
Total Assets	$-	$1,897,833	$-	$1,897,833

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/17